Document and Entity Information	Apr. 27, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 27, 2022
Entity Registrant Name	Flagstar Bancorp, Inc.
Entity Central Index Key	0001033012
Entity Incorporation, State or Country Code	MI
Entity File Number	1-16577
Entity Tax Identification Number	38-3150651
Entity Address, Address Line One	5151 Corporate Drive,
Entity Address, City or Town	Troy,
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48098
City Area Code	248
Local Phone Number	312-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common stock
Trading Symbol	FBC
Security Exchange Name	NYSE